Commitments and Contingencies (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Nov. 27, 2024
Commitments and Contingencies [Line Items]
Underwriters option day	45 days	45 days
Cash underwriting discount per unit	$ 0.2	$ 0.2
Cash underwriting discount (in Dollars)	$ 3,500,000	$ 3,500,000
Deferred fee per unit	$ 0.4	$ 0.4
Deferred fee payable (in Dollars)	$ 7,000,000	$ 7,000,000	$ 7,000,000
Warrants outstanding (in Shares)	9,081,563	9,081,563	9,081,563
Warrant expire term	5 years	5 years
Number of trading days	10 days
Redemption period	30 days
Market value percentage	115.00%	115.00%
Business Combination [Member]
Commitments and Contingencies [Line Items]
Effective issued price per share	$ 9.2	$ 9.2
Percentage of gross proceeds	60.00%	60.00%
Public Warrant [Member]
Commitments and Contingencies [Line Items]
Warrants outstanding (in Shares)	8,750,000	8,750,000
Price per warrant		$ 0.01
Market value percentage	180.00%	180.00%
Redemption trigger price per share	$ 18	$ 18
Public Warrant [Member] | Business Combination [Member]
Commitments and Contingencies [Line Items]
Price per warrant	$ 9.2	$ 9.2
Private Placement Warrants [Member]
Commitments and Contingencies [Line Items]
Warrants outstanding (in Shares)	331,563	331,563
Warrant [Member]
Commitments and Contingencies [Line Items]
Price per warrant	$ 0.01
Over-Allotment Option
Commitments and Contingencies [Line Items]
Number of units issued (in Shares)	2,625,000	2,625,000
Class A Ordinary Shares [Member]
Commitments and Contingencies [Line Items]
Price per warrant				$ 11.5
Class A Ordinary Shares [Member] | Public Warrant [Member]
Commitments and Contingencies [Line Items]
Price per share	$ 18	$ 18
Number of trading days	30 days